Foreign currency forward contracts (Tables)	12 Months Ended
Dec. 31, 2012
Foreign currency forward contracts
Schedule of outstanding notional balances and the estimated fair value of the Group's foreign-currency forward exchange contracts and embedded derivatives
	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2011	2011	2012	2012
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts under cash flow hedge, recorded in other current assets)	158,898	11,755	—	—
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	293,270	11,596	5,333	79
Embedded derivatives underlying convertible notes recorded in embedded derivatives	—	(32)	—	—